Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Effects of Reinsurance on Premiums and Contract Charges

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in thousands)	2013	2012	2011
Direct	$1,331,597	$1,298,864	$1,266,264
Assumed	6,830	6,784	7,057
Ceded:
Affiliate	(962,576)	(908,459)	(833,149)
Non-affiliate	(375,851)	(397,189)	(440,172)

Premiums and contract charges, net of reinsurance	$—	$—	$—

Schedule of Effects of Reinsurance on Interest Credited to Contractholder Funds, Contract Benefits and Expenses

The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ in thousands)	2013	2012	2011
Direct	$1,938,015	$1,882,714	$1,893,124
Assumed	8,180	9,167	7,337
Ceded:
Affiliate	(1,505,010)	(1,369,305)	(1,408,953)
Non-affiliate	(441,185)	(522,576)	(491,508)

Interest credited to contractholder funds, contract benefits and expenses, net of reinsurance	$—	$—	$—